Prepaid Expenses and Other (Tables)	6 Months Ended
Jul. 31, 2026
Prepaid Expenses and Other
Schedule of prepaid expenses and other

	July 31,	January 31,
	2026	2026
Prepaid expenses	23,070	24,453
Equity derivative contracts (Note 4)	10,157	9,763
Inventory	411	101
	33,638	34,317